UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08846

Tributary Funds, Inc.

(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC

1620 Dodge Street

Omaha, Nebraska 68197

(Address of principal executive offices)

Daniel W. Koors

Jackson Fund Services

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent of service)

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: October 1, 2011 – December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 24.7%
$ 37,221	Banc of America Commercial Mortgage Inc. REMIC, 5.00%, 10/10/45	$37,235
315,000	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	305,552
261,907	Bear Stearns Asset Backed Securities Trust REMIC, 0.51%, 12/25/35 (a)	251,766
579,708	Bear Stearns Asset Backed Securities Trust REMIC, 0.51%, 02/25/36 (a)	548,287
837,941	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	883,872
420,049	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	421,827
694,093	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.27%, 06/25/15	690,708
596,506	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.40%, 02/25/30	599,600
500,000	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 04/25/35	489,505
627,706	Citigroup Mortgage Loan Trust Inc. REMIC, 0.44%, 10/25/36 (a)	568,423
332,530	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	326,090
212,127	Countrywide Alternative Loan Trust REMIC, 5.57%, 08/25/36 (a)	206,021
302,308	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	292,039
356,173	Countrywide Asset-Backed Certificates REMIC, 0.53%, 04/25/36 (a)	339,871
609,970	Countrywide Asset-Backed Certificates REMIC, 0.47%, 07/25/36 (a)	497,680
478,057	Countrywide Asset-Backed Certificates REMIC, 0.64%, 08/25/47 (a)	447,280
300,465	Countrywide Asset-Backed Certificates REMIC, 0.37%, 10/25/47 (a)	296,608
241,125	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	238,473
800,000	GS Mortgage Securities Corp., 3.65%, 03/10/44 (b)	836,842
147,469	Home Equity Asset Trust REMIC, 0.40%, 07/25/37 (a)	144,462
215,515	JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	214,894
895,000	Long Beach Mortgage Loan Trust REMIC, 1.19%, 10/25/34 (a)	628,362
450,000	Long Beach Mortgage Loan Trust, 0.78%, 04/25/35 (a)	403,364

Principal Amount	Security Description	Value
$ 324,558	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	$317,864
56,166	Nationstar Home Equity Loan Trust REMIC, 0.35%, 06/25/37 (a)	55,829
282,340	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	136,680
129,395	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	130,566
552,755	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	561,847
575,169	Preferred Term Securities XXIV Ltd., 0.85%, 03/22/37 (a) (b) (c)	258,826
528,896	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	513,437
380,062	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	387,622
120,814	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	122,303
334,777	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	294,604
423,455	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	379,023
529,155	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	497,938
343,711	Residential Asset Securities Corp. REMIC, 3.87%, 05/25/33	324,526
324,600	Residential Asset Securities Corp. REMIC, 0.48%, 03/25/36 (a)	306,029
399,950	Residential Asset Securities Corp., 0.40%, 07/25/36 (a)	394,241
477,161	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	476,558
51,167	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	51,304
447,646	Structured Asset Securities Corp., 4.79%, 03/25/35	444,312
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	770,914
363,564	Wells Fargo Home Equity Trust REMIC, 0.43%, 07/25/36 (a)	316,041

Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,683,980)		16,409,225

Corporate Bonds - 40.9%
Consumer Discretionary - 3.7%
505,000	Comcast Corp., 6.50%, 01/15/15	572,486
300,000	Hanesbrands Inc., 8.00%, 12/15/16	326,250
520,000	Maytag Corp., 5.00%, 05/15/15	537,216
375,000	Mohawk Industries Inc., 6.88%, 01/15/16	403,125

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$ 585,000	Newell Rubbermaid Inc., 5.50%, 04/15/13	$613,399

		2,452,476
Consumer Staples - 3.5%
423,000	Bottling Group LLC, 4.63%, 11/15/12	437,308
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	609,440
548,000	Kellogg Co., 5.13%, 12/03/12	569,529
335,000	SUPERVALU Inc., 8.00%, 05/01/16	345,888
375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	379,237

		2,341,402
Energy - 2.6%
615,000	ConocoPhillips, 4.60%, 01/15/15	680,187
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	531,366
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	506,425

		1,717,978
Financials - 19.5%
540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	602,394
585,000	American Express Credit Corp., 7.30%, 08/20/13	634,877
700,000	Bank of America Corp., 4.50%, 04/01/15	675,490
890,000	Bank of New York Mellon, 6.38%, 04/01/12	902,606
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	638,911
645,000	Citigroup Inc., 6.50%, 08/19/13	671,421
720,000	General Electric Capital Corp., 0.81%, 09/15/14 (a)	690,712
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	643,569
540,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	542,615
620,000	JPMorgan Chase & Co., 5.15%, 10/01/15	658,056
510,000	KeyBank NA, 4.95%, 09/15/15	536,533
1,000,000	KeyBank NA (guaranteed by FDIC), 3.20%, 06/15/12	1,013,822
650,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	699,873
655,000	Morgan Stanley, 4.75%, 04/01/14	645,232
650,000	PNC Funding Corp., 0.63%, 01/31/14 (a)	636,544
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	664,685
495,000	Regions Financial Corp., 7.75%, 11/10/14	497,475

Principal Amount	Security Description	Value
$ 650,000	State Street Bank & Trust Co., 0.74%, 12/08/15 (a)	$616,224
285,000	State Street Capital Trust III, 5.54% (callable at 100 beginning 03/15/13) (d)	280,363
790,000	Wells Fargo Bank NA, 0.67%, 05/16/16 (a)	694,446

		12,945,848
Industrials - 2.7%
475,000	Textron Inc., 6.20%, 03/15/15	509,903
535,000	Union Pacific Corp., 4.88%, 01/15/15	586,661
590,000	United Technologies Corp., 5.38%, 12/15/17	697,926

		1,794,490
Information Technology - 2.1%
525,000	CA Inc., 6.13%, 12/01/14	583,329
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	252,305
520,000	International Business Machines Corp., 6.50%, 10/15/13	573,455

		1,409,089
Materials - 3.0%
495,000	Dow Chemical Co., 7.60%, 05/15/14	559,755
335,000	Nalco Co., 8.25%, 05/15/17	380,225
480,000	Praxair Inc., 3.95%, 06/01/13	502,230
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	555,519

		1,997,729
Telecommunication Services - 0.6%
340,000	Crown Castle International Corp., 9.00%, 01/15/15	368,475

Utilities - 3.2%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	427,181
565,000	Georgia Power Co., 3.00%, 04/15/16	599,085
416,000	PacifiCorp, 5.45%, 09/15/13	445,236
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	625,821

		2,097,323

Total Corporate Bonds (cost $26,381,833)		27,124,810

Government and Agency Obligations - 29.6%
GOVERNMENT SECURITIES - 21.0%
Federal Home Loan Mortgage Corp. - 0.5%
350,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	372,253

Municipals - 3.5%
380,000	City of Omaha, Nebraska, 2.40%, 12/01/16	390,872

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$ 205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	$207,884
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	174,621
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	566,869
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	636,024
325,000	State of Mississippi, 2.63%, 11/01/16	342,160

		2,318,430
Treasury Inflation Index Securities - 1.1%
692,402	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	721,828

U.S. Treasury Securities - 15.9%
1,150,000	U.S. Treasury Note, 1.38%, 09/15/12	1,160,107
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,881,491
4,910,000	U.S. Treasury Note, 2.63%, 12/31/14	5,236,820
790,000	U.S. Treasury Note, 2.38%, 03/31/16	845,979
1,360,000	U.S. Treasury Note, 1.75%, 05/31/16	1,422,156

		10,546,553
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 8.6%
Federal Home Loan Mortgage Corp. - 2.9%
415,590	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	420,865
939,571	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	986,373
450,000	Federal Home Loan Mortgage Corp., 4.00%, 02/15/27	474,966

		1,882,204
Federal National Mortgage Association - 5.7%
579,120	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	602,433
1,133,310	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	1,194,844
1,279,336	Federal National Mortgage Association, 3.00%, 10/01/26	1,323,419
516,310	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	528,246
1,204,222	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	138,718

		3,787,660

Total Government and Agency Obligations (cost $19,204,772)		19,628,928

Principal Amount	Security Description	Value
Preferred Stocks - 0.6%
550	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (d)	$394,900

Total Preferred Stocks (cost $564,328)		394,900

Short Term Investments - 3.8%
Investment Company - 3.8%
2,496,179	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	2,496,179

Total Short Term Investments (cost $2,496,179)		2,496,179

Total Investments - 99.6% (cost $65,331,092)		66,054,042
Other assets in excess of liabilities - 0.4%		294,887

NET ASSETS - 100%		$66,348,929

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	This security is a direct debt of the agency and not collateralized by mortgages.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.
AMBAC	AMBAC Indemnity Corp.
FDIC	Federal Deposit Insurance Corporation
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 19.1%
$ 1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.19%, 09/10/47 (a)	$1,490,873
417,573	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	417,096
941,506	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	993,115
716,819	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	718,977
498,946	Citigroup Mortgage Loan Trust Inc. REMIC, 0.44%, 10/25/36 (a)	451,823
332,530	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	326,090
212,127	Countrywide Alternative Loan Trust REMIC, 5.57%, 08/25/36 (a)	206,021
191,898	Countrywide Asset-Backed Certificates REMIC, 0.53%, 04/25/36 (a)	183,115
382,523	Countrywide Asset-Backed Certificates REMIC, 0.47%, 07/25/36 (a)	312,104
241,125	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	238,473
266,461	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	276,007
575,000	GS Mortgage Securities Corp., 3.65%, 03/10/44 (b)	601,481
129,159	Home Equity Asset Trust REMIC, 0.40%, 07/25/37 (a)	126,525
299,592	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	293,413
540,000	Morgan Stanley Capital I, 3.22%, 07/15/49	559,060
305,869	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	148,070
137,021	Park Place Securities Inc. REMIC, 0.91%, 10/25/34 (a)	133,672
1,034,967	Preferred Term Securities XXI Ltd., 1.20%, 03/22/38 (a) (b) (c) (d)	129,371
562,292	Preferred Term Securities XXIV Ltd., 0.85%, 03/22/37 (a) (b) (c)	253,031
397,730	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	405,641
596,610	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	603,967
225,520	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	198,457
520,155	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	465,576

Principal Amount	Security Description	Value
$ 444,491	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	$418,268
399,950	Residential Asset Securities Corp., 0.40%, 07/25/36 (a)	394,241
56,228	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	56,378
387,391	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33	389,211
218,004	Wells Fargo Home Equity Trust REMIC, 0.43%, 07/25/36 (a)	189,508

Total Non-U.S. Government Agency Asset- Backed Securities (cost $11,521,259)		10,979,564

Corporate Bonds - 24.0%
Consumer Discretionary - 2.7%
310,000	Comcast Corp., 6.50%, 01/15/17	364,615
200,000	Hanesbrands Inc., 8.00%, 12/15/16	217,500
325,000	Mohawk Industries Inc., 6.88%, 01/15/16	349,375
295,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	311,606
280,000	Whirlpool Corp., 4.85%, 06/15/21	279,509

		1,522,605
Consumer Staples - 2.0%
245,000	Church & Dwight Co. Inc., 3.35%,
	12/15/15	255,236
285,000	PepsiCo Inc., 7.90%, 11/01/18	384,769
165,000	SUPERVALU Inc., 8.00%, 05/01/16	170,362
275,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	355,410

		1,165,777
Energy - 1.4%
335,000	Enterprise Products Operating LLC,
	6.30%, 09/15/17	392,328
270,000	Tosco Corp., 8.13%, 02/15/30	395,345

		787,673
Financials - 9.9%
340,000	American Express Co., 6.80%, 09/01/66 (a)	338,300
285,000	Chubb Corp., 6.80%, 11/15/31	356,006
320,000	Citigroup Inc., 6.50%, 08/19/13	333,108
320,000	General Electric Capital Corp., 4.38%, 09/16/20	327,003
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	283,547
30,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	31,363
275,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	276,332
325,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	326,219

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$ 260,000	KeyBank NA, 4.95%, 09/15/15	$273,527
320,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	308,269
310,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	333,786
350,000	Morgan Stanley, 4.75%, 04/01/14	344,780
375,000	PNC Funding Corp., 0.63%, 01/31/14 (a)	367,237
285,000	Prudential Financial Inc., 7.38%, 06/15/19	336,887
250,000	Regions Financial Corp., 7.75%, 11/10/14	251,250
375,000	State Street Bank & Trust Co., 0.74%, 12/08/15 (a)	355,514
185,000	State Street Capital Trust III, 5.54% (callable at 100 beginning 03/15/13 (e)	181,990
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16 (e)	298,726
305,000	Wachovia Bank NA, 6.60%, 01/15/38	345,884

		5,669,728
Industrials - 2.1%
250,000	Pitney Bowes Inc., 5.25%, 01/15/37	254,765
275,000	Textron Inc., 6.20%, 03/15/15	295,207
245,000	Union Pacific Corp., 5.70%, 08/15/18	290,494
285,000	United Technologies Corp., 6.13%,
	07/15/38	356,617

		1,197,083
Information Technology - 1.3%
320,000	CA Inc., 6.13%, 12/01/14	355,553
300,000	International Business Machines Corp.,
	7.00%, 10/30/25	411,355

		766,908
Materials - 2.4%
275,000	Dow Chemical Co., 4.25%, 11/15/20	285,846
290,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	305,569
280,000	Mosaic Co., 3.75%, 11/15/21	282,910
165,000	Nalco Co., 8.25%, 05/15/17	187,275
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	345,007

		1,406,607
Telecommunication Services - 0.3%
160,000	Crown Castle International Corp.,
	9.00%, 01/15/15	173,400

Utilities - 1.9%
315,000	Alabama Power Co., 5.50%, 10/15/17	373,229
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	320,386

Principal Amount	Security Description	Value
$ 300,000	PacifiCorp, 6.25%, 10/15/37	$395,457

		1,089,072

Total Corporate Bonds (cost $13,054,928)		13,778,853

Government and Agency Obligations - 49.5%
GOVERNMENT SECURITIES - 22.7%
Municipals - 2.7%
335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	358,618
285,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	342,225
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	253,218
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	251,849
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	373,576

		1,579,486
Treasury Inflation Index Securities - 2.0%
391,800	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (f)	409,951
263,648	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (f)	313,370
298,557	U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (f)	400,650

		1,123,971
U.S. Treasury Securities - 18.0%
455,000	U.S. Treasury Bond, 5.38%, 02/15/31	648,517
1,535,000	U.S. Treasury Bond, 4.38%, 11/15/39	1,992,861
2,000,000	U.S. Treasury Note, 1.38%, 09/15/12	2,017,578
700,000	U.S. Treasury Note, 3.25%, 06/30/16	777,383
1,950,000	U.S. Treasury Note, 3.50%, 02/15/18	2,223,152
2,295,000	U.S. Treasury Note, 3.63%, 02/15/21	2,664,532

		10,324,023
U.S. GOVERNMENT MORTGAGE -BACKED SECURITIES - 26.8%
Federal Home Loan Mortgage Corp. - 10.3%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,193,783
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,394,022
700,000	Federal Home Loan Mortgage Corp., 4.00%, 02/15/27	738,835
436,042	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	436,589
122,182	Federal Home Loan Mortgage Corp. REMIC, 5.50%, 08/15/29	122,335

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

INCOME FUND

Shares or Principal Amount	Security Description	Value
$ 1,897,239	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	$2,019,842

		5,905,406
Federal National Mortgage Association - 15.7%
295,244	Federal National Mortgage Association, 5.50%, 11/01/16	320,736
83,744	Federal National Mortgage Association, 4.50%, 12/01/18	89,669
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,404,480
120,817	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	123,444
815,015	Federal National Mortgage Association, 7.50%, 08/01/22	925,931
690,361	Federal National Mortgage Association, 4.00%, 06/01/24	728,312
154,701	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	156,247
172,739	Federal National Mortgage Association, 5.00%, 08/01/34	187,303
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,505,017
217,733	Federal National Mortgage Association, 5.50%, 08/01/37	238,289
804,753	Federal National Mortgage Association, 6.00%, 09/01/38	891,088
1,013,665	Federal National Mortgage Association, 4.50%, 01/01/40	1,101,706
1,263,165	Federal National Mortgage Association, 4.00%, 04/01/41	1,336,224

		9,008,446
Government National Mortgage Association - 0.8%
439,845	Government National Mortgage Association, 4.72%, 06/20/61	484,341

Total Government and Agency Obligations (cost $26,209,257)		28,425,673

Preferred Stock - 0.7%
580	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (e)	416,440

Total Preferred Stocks (cost $595,666)		416,440

Exchange Traded Funds - 0.8%
5,047	iShares iBoxx High Yield Corporate Bond Fund	451,353

Total Exchange Traded Funds (cost $436,132)		451,353

Shares or Principal Amount	Security Description	Value
77,837	Federated Institutional High-Yield Bond Fund (c)	$743,341

Investment Company - 1.3%

Total Investment Company (cost $661,749)		743,341

Short Term Investments - 4.2%
Investment Company - 4.2%
2,392,802	Goldman Sachs Financial Square Funds,Treasury Obligations Fund, 0.01% (g)	2,392,802

Total Short Term Investments (cost $2,392,802)		2,392,802

Total Investments - 99.6% (cost $54,871,793)		57,188,026
Other assets in excess of liabilities - 0.4%		216,429

NET ASSETS - 100%		$57,404,455

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(d)	Non-income producing security.
(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.
AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 59.4%
Consumer Discretionary - 7.0%
4,700	BorgWarner Inc. (a)	$299,578
1,200	Chipotle Mexican Grill Inc. - Class A (a)	405,288
19,100	Comcast Corp. - Class A	452,861
4,100	McDonald’s Corp.	411,353
7,600	Nordstrom Inc.	377,796
800	Priceline.com Inc. (a)	374,168
6,100	Tempur-Pedic International Inc. (a)	320,433
5,300	Ulta Salon Cosmetics & Fragrance Inc. (a)	344,076
2,600	Wynn Resorts Ltd.	287,274

		3,272,827
Consumer Staples - 7.5%
11,400	Church & Dwight Co. Inc.	521,664
5,700	Colgate-Palmolive Co.	526,623
8,500	Herbalife Ltd.	439,195
6,900	Hershey Co.	426,282
14,200	Kraft Foods Inc. - Class A	530,512
5,300	Mead Johnson Nutrition Co.	364,269
5,200	PriceSmart Inc.	361,868
5,300	Whole Foods Market Inc.	368,774

		3,539,187
Energy - 6.9%
5,100	Apache Corp.	461,958
2,200	CARBO Ceramics Inc.	271,326
7,400	Exxon Mobil Corp.	627,224
5,200	Helmerich & Payne Inc.	303,472
4,400	Noble Energy Inc.	415,316
7,100	Occidental Petroleum Corp.	665,270
5,000	Peabody Energy Corp.	165,550
4,600	Schlumberger Ltd.	314,226

		3,224,342
Financials - 7.1%
6,800	ACE Ltd.	476,816
4,700	Affiliated Managers Group Inc. (a)	450,965
7,200	AFLAC Inc.	311,472
15,000	BB&T Corp.	377,550
2,300	BlackRock Inc.	409,952
4,300	Credit Acceptance Corp. (a)	353,804
12,600	JPMorgan Chase & Co.	418,950
18,700	U.S. Bancorp	505,835

		3,305,344
Health Care - 8.1%
6,800	Abbott Laboratories	382,364
3,300	Biogen Idec Inc. (a)	363,165
3,000	Catalyst Health Solutions Inc. (a)	156,000
6,600	Celgene Corp. (a)	446,160
8,800	Cerner Corp. (a)	539,000
7,675	Covidien Plc	345,452

Shares	Security Description	Value
750	Intuitive Surgical Inc. (a)	$347,257
3,500	Medco Health Solutions Inc. (a)	195,650
9,600	Medidata Solutions Inc. (a)	208,800
7,500	Thermo Fisher Scientific Inc. (a)	337,275
10,466	Valeant Pharmaceuticals International Inc. (a)	488,658

		3,809,781
Industrials - 6.1%
7,000	AGCO Corp. (a)	300,790
4,800	Dover Corp.	278,640
16,500	General Electric Co.	295,515
3,900	Joy Global Inc.	292,383
5,800	Norfolk Southern Corp.	422,588
7,000	Pall Corp.	400,050
5,500	Parker Hannifin Corp.	419,375
5,200	Roper Industries Inc.	451,724

		2,861,065
Information Technology - 11.6%
11,500	Adobe Systems Inc. (a)	325,105
1,850	Apple Inc. (a)	749,250
6,400	Citrix Systems Inc. (a)	388,608
7,500	Cognizant Technology Solutions Corp. - Class A (a)	482,325
3,700	FactSet Research Systems Inc.	322,936
900	Google Inc. - Class A (a)	581,310
16,700	Intel Corp.	404,975
1,150	MasterCard Inc. - Class A	428,743
18,500	Mentor Graphics Corp. (a)	250,860
13,500	Microsoft Corp.	350,460
18,400	Oracle Corp.	471,960
7,900	QUALCOMM Inc.	432,130
9,200	Texas Instruments Inc.	267,812

		5,456,474
Materials - 2.1%
3,800	Agrium Inc.	255,018
2,800	Cliffs Natural Resources Inc.	174,580
2,600	Praxair Inc.	277,940
4,400	Sigma-Aldrich Corp.	274,824

		982,362
Telecommunication Services - 0.9%
10,300	Verizon Communications Inc.	413,236

Utilities - 2.1%
29,300	AES Corp. (a)	346,912
5,500	NextEra Energy Inc.	334,840
6,400	Southern Co.	296,256

		978,008

Total Common Stocks (cost $21,094,142)		27,842,626

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Corporate Bonds - 24.2%
Consumer Discretionary - 2.5%
$ 500,000	Comcast Corp., 5.70%, 05/15/18	$575,379
500,000	Home Depot Inc., 5.40%, 03/01/16	577,484

		1,152,863
Consumer Staples - 1.8%
500,000	Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	563,180
300,000	WM Wrigley Jr. Co., 2.45%, 06/28/12 (b)	302,222

		865,402
Energy - 1.4%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	315,253
300,000	Shell International Finance BV, 3.25%, 09/22/15	322,763

		638,016
Financials - 7.0%
400,000	American Express Credit Co., 5.88%, 05/02/13	420,462
500,000	Commonwealth Bank of Australia, 6.71%, 04/13/20 (c) (d)	505,500
500,000	General Electric Capital Corp., 5.63%, 09/15/17	553,387
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	402,410
500,000	KeyCorp, 6.50%, 05/14/13	528,998
250,000	Regions Bank, 7.50%, 05/15/18	247,500
300,000	Vornado Realty Trust, 4.25%, 04/01/15	310,475
300,000	Wachovia Corp., 5.25%, 08/01/14	316,432

		3,285,164
Health Care - 2.1%
500,000	Novartis AG, 5.13%, 02/10/19	587,626
400,000	Teva Pharmaceutical Finance III LLC, 3.00%, 06/15/15	416,544

		1,004,170
Industrials - 2.0%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	584,331
300,000	Honeywell International Inc., 5.30%, 03/01/18	353,791

		938,122
Telecommunication Services - 2.6%
500,000	AT&T Inc., 4.45%, 05/15/21	549,232
300,000	Cellco Partnership, 5.55%, 02/01/14	325,938
300,000	Verizon Communications Inc., 4.90%, 09/15/15	336,684

		1,211,854

Principal Amount	Security Description	Value
Utilities - 4.8%
$ 400,000	Alabama Power Co., 5.88%, 12/01/22	$496,898
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	430,886
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	466,750
250,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	274,623
500,000	Sempra Energy, 6.50%, 06/01/16	583,250

		2,252,407

Total Corporate Bonds (cost $10,942,035)		11,347,998

Government and Agency Obligations - 12.9%
GOVERNMENT SECURITIES - 12.9%
Municipals - 7.6%
250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	277,902
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	263,680
150,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp.), Sales Tax Revenue, 5.16%, 10/01/20	171,185
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	215,198
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	113,779
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	301,141
195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	229,870
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	336,948
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	226,447
200,000	Parker Colorado, Series A, 5.30%, 11/01/18	223,788
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	202,402
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	221,602
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	386,690
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	314,717

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

BALANCED FUND

Shares or Principal Amount	Security Description	Value
$ 100,000	Vista Community Development Commission California, 7.61%, 09/01/21	$110,720

		3,596,069
Treasury Inflation Index Securities - 2.8%
438,999	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/17 (e)	509,582
429,290	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	488,787
240,238	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (e)	305,440

		1,303,809
U.S. Treasury Securities - 2.5%
200,000	U.S. Treasury Note, 4.25%, 11/15/17	236,234
200,000	U.S. Treasury Note, 3.75%, 11/15/18	232,672
200,000	U.S. Treasury Note, 3.50%, 05/15/20	230,078
400,000	U.S. Treasury Note, 3.63%, 02/15/21	464,407

		1,163,391

Total Government and Agency Obligations (cost $5,607,940)		6,063,269

Short Term Investments - 2.9%
Investment Company - 2.9%
1,371,066	Goldman Sachs Financial Square Funds,
	Treasury Obligations Fund, 0.01% (f)	1,371,066

Total Short Term Investments (cost $1,371,066)		1,371,066

Total Investments - 99.4% (cost $39,015,183)		46,624,959
Other assets in excess of liabilities - 0.6%		294,844

NET ASSETS - 100%		$46,919,803

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	Variable rate security. The rate reflected is the rate in effect at December 31, 2011.
(d)

Restricted as to public resale of Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted table in the Notes to Portfolio Investments.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 97.0%
Consumer Discretionary - 10.4%
130,750	Carnival Corp.	$4,267,680
165,825	Comcast Corp. - Class A	3,931,710
207,075	International Game Technology	3,561,690
76,425	Kohl’s Corp.	3,771,574
86,500	Lear Corp.	3,442,700
56,275	Mohawk Industries Inc. (a)	3,368,059
32,175	Nike Inc. - Class B	3,100,705

		25,444,118
Consumer Staples - 12.1%
109,725	HJ Heinz Co.	5,929,539
58,500	Kimberly-Clark Corp.	4,303,260
124,050	PepsiCo Inc.	8,230,718
59,700	Philip Morris International Inc.	4,685,256
99,375	Procter & Gamble Co.	6,629,306

		29,778,079
Energy - 12.4%
39,150	Apache Corp.	3,546,207
110,000	Chevron Corp.	11,704,000
113,675	Exxon Mobil Corp.	9,635,093
60,100	Peabody Energy Corp.	1,989,911
54,375	Schlumberger Ltd.	3,714,356

		30,589,567
Financials - 13.9%
81,075	AFLAC Inc.	3,507,304
101,750	BB&T Corp.	2,561,048
21,275	BlackRock Inc.	3,792,056
94,825	Citigroup Inc.	2,494,846
31,425	Goldman Sachs Group Inc.	2,841,763
153,900	JPMorgan Chase & Co.	5,117,175
85,850	MetLife Inc.	2,676,803
68,875	State Street Corp.	2,776,351
45,150	Travelers Cos. Inc.	2,671,525
215,600	U.S. Bancorp	5,831,980

		34,270,851
Health Care - 12.6%
99,875	Abbott Laboratories	5,615,972
73,525	Amgen Inc.	4,721,040
123,525	Medtronic Inc.	4,724,831
130,800	Novartis AG - ADR	7,477,836
93,000	Quest Diagnostics Inc.	5,399,580
76,275	Teva Pharmaceutical Industries Ltd. - ADR	3,078,459

		31,017,718
Industrials - 10.8%
70,050	3M Co.	5,725,186
105,350	Emerson Electric Co.	4,908,256
41,925	Flowserve Corp.	4,163,991
448,400	General Electric Co.	8,030,844

Shares	Security Description	Value
92,225	Jacobs Engineering Group Inc. (a)	$3,742,491

		26,570,768
Information Technology - 17.8%
87,950	Avnet Inc. (a)	2,734,365
216,925	Cisco Systems Inc.	3,922,004
214,250	EMC Corp. (a)	4,614,945
97,100	Hewlett-Packard Co.	2,501,296
241,050	Intel Corp.	5,845,462
33,850	International Business Machines Corp.	6,224,338
247,300	Microsoft Corp.	6,419,908
177,775	Oracle Corp.	4,559,929
56,800	QUALCOMM Inc.	3,106,960
127,625	Texas Instruments Inc.	3,715,164

		43,644,371
Materials - 3.9%
69,050	Air Products & Chemicals Inc.	5,882,370
76,824	Allegheny Technologies Inc.	3,672,187

		9,554,557
Utilities - 3.1%
315,200	AES Corp. (a)	3,731,968
83,175	Southern Co.	3,850,171

		7,582,139

Total Common Stocks (cost $219,877,930)		238,452,168

Short Term Investments - 3.8%
Investment Company - 3.8%
9,416,310	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	9,416,310

Total Short Term Investments (cost $9,416,310)		9,416,310

Total Investments - 100.8% (cost $229,294,240)		247,868,478
Liabilities in excess of other assets - (0.8%)		(1,978,337)

NET ASSETS - 100%		$245,890,141

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.
ADR	American Depositary Receipt

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 95.2%
Consumer Discretionary - 13.0%
43,000	Comcast Corp.	$1,019,530
17,000	McDonald’s Corp.	1,705,610
1,755	Priceline.com Inc. (a)	820,831
28,655	Starbucks Corp.	1,318,416
24,030	Target Corp.	1,230,817
8,000	Wynn Resorts Ltd.	883,920
20,000	Yum! Brands Inc.	1,180,200

		8,159,324
Consumer Staples - 12.4%
36,600	Coca-Cola Enterprises Inc.	943,548
13,561	Colgate-Palmolive Co.	1,252,901
20,000	Hershey Co.	1,235,600
35,400	Kraft Foods Inc. - Class A	1,322,544
21,300	Mead Johnson Nutrition Co.	1,463,949
22,275	Whole Foods Market Inc.	1,549,894

		7,768,436
Energy - 10.3%
10,500	Apache Corp.	951,090
28,800	Halliburton Co.	993,888
11,400	Noble Energy Inc.	1,076,046
9,850	Occidental Petroleum Corp.	922,945
36,000	Peabody Energy Corp.	1,191,960
10,800	Schlumberger Ltd.	737,748
19,029	Suncor Energy Inc.	548,606

		6,422,283
Financials - 4.1%
22,000	AFLAC Inc.	951,720
20,000	JPMorgan Chase & Co.	665,000
34,000	Wells Fargo & Co.	937,040

		2,553,760
Health Care - 15.2%
9,800	Abbott Laboratories	551,054
9,000	Biogen Idec Inc. (a)	990,450
18,000	Celgene Corp. (a)	1,216,800
19,000	Johnson & Johnson	1,246,020
20,000	Medco Health Solutions Inc. (a)	1,118,000
25,250	Stryker Corp.	1,255,177
20,000	Thermo Fisher Scientific Inc. (a)	899,400
26,000	UnitedHealth Group Inc.	1,317,680
18,878	Valeant Pharmaceuticals International Inc. (a)	881,414

		9,475,995
Industrials - 9.6%
14,100	Cummins Inc.	1,241,082
17,230	FedEx Corp.	1,438,878
24,144	Illinois Tool Works Inc.	1,127,766
16,000	Joy Global Inc.	1,199,520

Shares	Security Description	Value
13,700	Norfolk Southern Corp.	$998,182

		6,005,428
Information Technology - 24.4%
12,000	Accenture Plc - Class A	638,760
33,405	Adobe Systems Inc. (a)	944,359
30,000	CA Inc.	606,450
12,500	Citrix Systems Inc. (a)	759,000
12,000	Cognizant Technology Solutions Corp. (a)	771,720
101,132	Dell Inc. (a)	1,479,561
27,100	Fiserv Inc. (a)	1,591,854
3,413	Google Inc. - Class A (a)	2,204,457
39,578	Intel Corp.	959,767
4,805	MasterCard Inc.	1,791,400
38,500	Oracle Corp.	987,525
93,132	Symantec Corp. (a)	1,457,516
13,000	VMware Inc. - Class A (a)	1,081,470

		15,273,839
Materials - 6.2%
15,300	Agrium Inc.	1,026,783
24,000	Cliffs Natural Resources Inc.	1,496,400
12,500	Praxair Inc.	1,336,250

		3,859,433

Total Common Stocks (cost $50,148,311)		59,518,498

Short Term Investments - 6.3%
Investment Company - 6.3%
3,919,147	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	3,919,147

Total Short Term Investments (cost $3,919,147)		3,919,147

Total Investments - 101.5% (cost $54,067,458)		63,437,645
Liabilities in excess of other assets - (1.5%)		(916,935)

NET ASSETS - 100%		$62,520,710

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 95.2%
Consumer Discretionary - 17.3%
26,000	BorgWarner Inc. (a)	$1,657,240
90,000	Chico’s FAS Inc.	1,002,600
1,600	Chipotle Mexican Grill Inc. - Class A (a)	540,384
10,000	Coach Inc.	610,400
84,104	Digital Generation Inc. (a)	1,002,520
16,000	Discovery Communications Inc. - Class C (a)	603,200
21,700	Guess? Inc.	647,094
56,000	HanesBrands Inc. (a)	1,224,160
19,000	Nordstrom Inc.	944,490
4,500	Panera Bread Co. - Class A (a)	636,525
67,900	Sotheby’s	1,937,187
20,000	Tempur-Pedic International Inc. (a)	1,050,600
70,000	Tenneco Inc. (a)	2,084,600
12,000	Ulta Salon Cosmetics & Fragrance Inc. (a)	779,040
37,000	Wolverine World Wide Inc.	1,318,680
17,300	Wynn Resorts Ltd.	1,911,476

		17,950,196
Consumer Staples - 7.4%
30,000	Church & Dwight Co. Inc.	1,372,800
60,000	Coca-Cola Enterprises Inc.	1,546,800
60,000	Flowers Foods Inc.	1,138,800
40,000	Herbalife Ltd.	2,066,800
22,400	PriceSmart Inc.	1,558,816

		7,684,016
Energy - 11.1%
6,600	CARBO Ceramics Inc.	813,978
8,000	Concho Resources Inc. (a)	750,000
73,082	GeoResources Inc. (a)	2,142,033
30,100	Gulfport Energy Corp. (a)	886,445
20,000	Noble Energy Inc.	1,887,800
56,000	Peabody Energy Corp.	1,854,160
50,000	Williams Cos. Inc.	1,651,000
35,300	World Fuel Services Corp.	1,481,894

		11,467,310
Financials - 7.4%
20,000	Affiliated Managers Group Inc. (a)	1,919,000
23,000	Credit Acceptance Corp. (a)	1,892,440
23,000	Portfolio Recovery Associates Inc. (a)	1,552,960
25,000	Signature Bank (a)	1,499,750
23,500	Stifel Financial Corp. (a)	753,175

		7,617,325
Health Care - 12.1%
25,000	Biogen Idec Inc. (a)	2,751,250
31,200	Catalyst Health Solutions Inc. (a)	1,622,400
22,000	Cepheid Inc. (a)	757,020
30,000	Cerner Corp. (a)	1,837,500

Shares	Security Description	Value
58,200	Medidata Solutions Inc. (a)	$1,265,850
60,000	PSS World Medical Inc. (a)	1,451,400
25,000	Thermo Fisher Scientific Inc. (a)	1,124,250
36,000	Valeant Pharmaceuticals International Inc. (a)	1,680,840

		12,490,510
Industrials - 15.7%
46,600	AGCO Corp. (a)	2,002,402
30,000	Applied Industrial Technologies Inc.	1,055,100
21,000	Atlas Air Worldwide Holdings Inc. (a)	807,030
23,000	Genesee & Wyoming Inc. - Class A (a)	1,393,340
34,000	HUB Group Inc. - Class A (a)	1,102,620
20,000	Joy Global Inc.	1,499,400
25,000	Landstar System Inc.	1,198,000
39,700	Lincoln Electric Holdings Inc.	1,553,064
27,000	Pall Corp.	1,543,050
22,000	Roper Industries Inc.	1,911,140
58,000	Tetra Tech Inc. (a)	1,252,220
24,000	Woodward Governor Co.	982,319

		16,299,685
Information Technology - 16.0%
53,000	Adobe Systems Inc. (a)	1,498,310
60,000	Akamai Technologies Inc. (a)	1,936,800
60,000	CA Inc.	1,212,900
141,400	Cadence Design Systems Inc. (a)	1,470,560
20,000	Citrix Systems Inc. (a)	1,214,400
23,000	Cognizant Technology Solutions Corp. - Class A (a)	1,479,130
12,000	Equinix Inc. (a)	1,216,800
15,000	FactSet Research Systems Inc.	1,309,200
27,600	Jack Henry & Associates Inc.	927,636
70,500	Mentor Graphics Corp. (a)	955,980
47,000	NeuStar Inc. - Class A (a)	1,605,990
27,000	OSI Systems Inc. (a)	1,317,060
30,000	ValueClick Inc. (a)	488,700

		16,633,466
Materials - 8.2%
31,500	Agrium Inc.	2,113,965
20,000	Buckeye Technologies Inc.	668,800
105,000	Calgon Carbon Corp. (a)	1,649,550
24,400	Cliffs Natural Resources Inc.	1,521,340
31,000	Sigma-Aldrich Corp.	1,936,260
91,700	Zagg Inc. (a)	648,319

		8,538,234

Total Common Stocks (cost $72,084,938)		98,680,742

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Short Term Investments - 5.0%
Investment Company - 5.0%
5,213,760	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	5,213,760

Total Short Term Investments (cost $5,213,760)		5,213,760

Total Investments - 100.2% (cost $77,298,698)		103,894,502
Liabilities in excess of other assets - (0.2%)		(230,850)

NET ASSETS - 100%		$103,663,652

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.0%
Consumer Discretionary - 13.1%
111,100	ANN Inc. (a)	$2,753,058
50,050	Buckle Inc.	2,045,544
276,975	Callaway Golf Co.	1,531,672
84,075	Foot Locker Inc.	2,004,348
82,600	International Speedway Corp. - Class A	2,093,910
57,600	Jack in the Box Inc. (a)	1,203,840
37,300	Mohawk Industries Inc. (a)	2,232,405
65,406	Steiner Leisure Ltd. (a)	2,968,778

		16,833,555
Consumer Staples - 2.6%
27,275	Lancaster Colony Corp.	1,891,248
37,800	WD-40 Co.	1,527,498

		3,418,746
Energy - 8.0%
69,875	Bill Barrett Corp. (a)	2,380,641
57,618	Dresser-Rand Group Inc. (a)	2,875,714
33,025	SM Energy Co.	2,414,128
52,525	Tidewater Inc.	2,589,483

		10,259,966
Financials - 20.6%
27,600	Affiliated Managers Group Inc. (a)	2,648,220
48,850	Arthur J Gallagher & Co.	1,633,544
37,700	Cullen/Frost Bankers Inc.	1,994,707
32,800	Home Properties Inc.	1,888,296
28,075	Jones Lang LaSalle Inc.	1,719,874
51,282	LTC Properties Inc.	1,582,563
67,275	Mack-Cali Realty Corp.	1,795,570
74,800	MB Financial Inc.	1,279,080
90,417	Meadowbrook Insurance Group Inc.	965,654
27,700	RLI Corp.	2,018,222
121,350	Selective Insurance Group	2,151,535
71,975	Texas Capital Bancshares Inc. (a)	2,203,155
50,200	UMB Financial Corp.	1,869,950
97,175	United Bankshares Inc.	2,747,137

		26,497,507
Health Care - 7.7%
78,525	Genomic Health Inc. (a)	1,993,750
104,575	PSS World Medical Inc. (a)	2,529,669
128,125	VCA Antech Inc. (a)	2,530,469
74,400	West Pharmaceutical Services Inc.	2,823,480

		9,877,368
Industrials - 16.7%
95,525	Actuant Corp. - Class A	2,167,462
85,950	Barnes Group Inc.	2,072,255
63,325	Carlisle Cos. Inc.	2,805,297
54,375	CLARCOR Inc.	2,718,206
28,250	Hubbell Inc. - Class B	1,888,795
68,125	IDEX Corp.	2,528,119

Shares	Security Description	Value
119,993	Insteel Industries Inc.	$1,318,723
105,400	John Bean Technologies Corp.	1,619,998
42,000	Tennant Co.	1,632,540
58,100	Tetra Tech Inc. (a)	1,254,379
64,000	Werner Enterprises Inc.	1,542,400

		21,548,174
Information Technology - 16.3%
38,125	Anixter International Inc. (a)	2,273,775
31,350	CACI International Inc. - Class A (a)	1,753,092
157,075	Daktronics Inc.	1,503,208
52,075	Littelfuse Inc.	2,238,183
188,800	Micrel Inc.	1,908,768
109,875	Microsemi Corp. (a)	1,840,406
50,000	MTS Systems Corp.	2,037,500
80,000	National Instruments Corp.	2,076,000
106,875	Parametric Technology Corp. (a)	1,951,537
74,475	Park Electrochemical Corp.	1,908,050
31,975	Syntel Inc.	1,495,471

		20,985,990
Materials - 7.5%
45,050	Carpenter Technology Corp.	2,319,174
68,525	Intrepid Potash Inc. (a)	1,550,721
67,450	Materion Corp. (a)	1,637,686
66,450	Sensient Technologies Corp.	2,518,455
96,825	Worthington Industries Inc.	1,585,993

		9,612,029
Utilities - 4.5%
68,525	IDACORP Inc.	2,906,145
101,300	Westar Energy Inc.	2,915,414

		5,821,559

Total Common Stocks (cost $109,213,527)		124,854,894

Short Term Investments - 3.8%
Investment Company - 3.8%
4,869,486	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	4,869,486

Total Short Term Investments (cost $4,869,486)		4,869,486

Total Investments - 100.8% (cost $114,083,013)		129,724,380
Liabilities in excess of other assets - (0.8%)		(982,082)

NET ASSETS - 100%		$128,742,298

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2011.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2011

NOTES TO PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Company currently offers shares of seven distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the-counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. The Funds’ investment adviser and sub-advisers, as applicable, assist the Company’s Board of Directors (the “Board”), which is responsible for this review and determination process.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee pursuant to procedures established by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Company’s Fair Value Committee’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to, type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –

includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds whose NAVs are available on valuation date.

Level 2 –

includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, mutual funds whose NAVs are not available until the subsequent day, or ADRs and GDRs for which quoted prices in active markets are not available.

QUARTERLY REPORT 2011

NOTES TO PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

Level 3 –

includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2011, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$16,150,399	$258,826	$16,409,225
Corporate Bonds	—	27,124,810	—	27,124,810
Government and Agency Obligations	—	19,628,928	—	19,628,928
Preferred Stocks	394,900	—	—	394,900
Short Term Investments	2,496,179	—	—	2,496,179

Total	$2,891,079	$62,904,137	$258,826	$66,054,042

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$10,597,162	$382,402	$10,979,564
Corporate Bonds	—	13,778,853	—	13,778,853
Government and Agency Obligations	—	28,425,673	—	28,425,673
Preferred Stock	416,440	—	—	416,440
Exchange Traded Funds	451,353	—	—	451,353
Investment Company	—	743,341	—	743,341
Short Term Investments	2,392,802	—	—	2,392,802

Total	$3,260,595	$53,545,029	$382,402	$57,188,026

Balanced Fund
Common Stocks	$27,842,626	$—	$—	$27,842,626
Corporate Bonds	—	11,347,998	—	11,347,998
Government and Agency Obligations	—	6,063,269	—	6,063,269
Short Term Investments	1,371,066	—	—	1,371,066

Total	$29,213,692	$17,411,267	$—	$46,624,959

Core Equity Fund
Common Stocks	$238,452,168	$—	$—	$238,452,168
Short Term Investments	9,416,310	—	—	9,416,310

Total	$247,868,478	$—	$—	$247,868,478

QUARTERLY REPORT 2011

NOTES TO PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Large Cap Growth Fund
Common Stocks	$59,518,498	$—	$—	$59,518,498
Short Term Investments	3,919,147	—	—	3,919,147

Total	$63,437,645	$—	$—	$63,437,645

Growth Opportunities Fund
Common Stocks	$98,680,742	$—	$—	$98,680,742
Short Term Investments	5,213,760	—	—	5,213,760

Total	$103,894,502	$—	$—	$103,894,502

Small Company Fund
Common Stocks	$124,854,894	$—	$—	$124,854,894
Short Term Investments	4,869,486	—	—	4,869,486

Total	$129,724,380	$—	$—	$129,724,380

There were no significant transfers into or out of Level 1, 2 or 3 during the period.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended December 31, 2011:

	Balance at Beginning of Period	Transfers Into Level 3	Transfers Out of Level 3	Total Realized and Change in Unrealized Gain/ (Loss)	Purchases	(Sales)	Balance at End of Period	Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset- Backed Securities	$378,510	$-	$-	$(94,923)	$20,697	$(45,458)	$258,826	$(103,366)
Income Fund
Non-U.S. Government Agency Asset- Backed Securities	517,058	-	-	(93,674)	2,744	(43,726)	382,402	(101,213)

Securities Transactions and Investment Income

During the period ended December 31, 2011, securities transactions are accounted for no later than one business day following trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

QUARTERLY REPORT 2011

NOTES TO PORTFOLIO INVESTMENTS

December 31, 2011 (Unaudited)

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board. Not all restricted securities are considered illiquid. As of December 31, 2011, the Balanced Fund held the following Rule 144A security that was deemed illiquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 6.71%, 04/13/20	3/31/10	$500,000	$505,500	1.1%

2. Federal Income Taxes

At December 31 2011, the cost basis, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$65,591,303	$1,384,148	$(921,409)	$462,739
Income Fund	54,818,117	3,894,397	(1,524,488)	2,369,909
Balanced Fund	39,015,183	8,147,851	(538,075)	7,609,776
Core Equity Fund	229,967,529	32,155,161	(14,254,212)	17,900,949
Large Cap Growth Fund	55,114,936	9,044,767	(722,058)	8,322,709
Growth Opportunities Fund	77,298,698	29,714,061	(3,118,257)	26,595,804
Small Company Fund	114,402,264	21,442,221	(6,120,105)	15,322,116

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales, mark-to-market on investments in passive foreign investment companies and tax amortization/accretion methods for premium and market discount.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	February 29, 2012

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	February 29, 2012

Exhibit List

Exhibit 3(a):	Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.